Fees Summary	Apr. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,650.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is $1,500,000,000.
Net Fee	$ 229,650.00
Narrative - Max Aggregate Offering Price	$ 1,500,000,000.00
Final Prospectus	true